Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2013
Registrant Name	dei_EntityRegistrantName	PRUDENTIAL INVESTMENT PORTFOLIOS, INC.
Central Index Key	dei_EntityCentralIndexKey	0000949512
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 27, 2013
Document Effective Date	dei_DocumentEffectiveDate	Nov. 27, 2013
Prospectus Date	rr_ProspectusDate	Nov. 27, 2013